     As filed with the Securities and Exchange Commission on June 23, 2011



                                                             File Nos. 333-54464

                                                                       811-03365


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.                         []



                        Post-Effective Amendment No. 40                      [x]



                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 396                             [x]



                        (Check Appropriate Box or Boxes)



                    MetLife Investors USA Separate Account A

                           (Exact Name of Registrant)



                    MetLife Investors USA Insurance Company

               5 Park Plaza, Suite 1900 Irvine, California 92614


        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code

                                 (800) 989-3752


                    (Name and Address of Agent for Service)

                               Michael K. Farrell

                                   President

                    MetLife Investors USA Insurance Company

                               c/o 10 Park Avenue

                              Morristown, NJ 07962

                                 (973) 355-4000


                                  COPIES TO:


                                W. Thomas Conner

                        Sutherland Asbill & Brennan LLP

                          1275 Pennsylvania Avenue, NW

                           Washington, DC 20004-2415

                                 (202) 383-0590


                 (Approximate Date of Proposed Public Offering)


It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.



[]     on (date) pursuant to paragraph (b) of Rule 485.

[x]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[]     on (date) pursuant to paragraph (a)(1) of Rule 485.


[]     If appropriate, check the following box:



[]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered: Individual Variable Annuity Contracts

    This registration statement incorporates herein by reference the prospectus dated May 1, 2011 (the "Prospectus"), the supplement dated May 1, 2011 to the Prospectus, and the Statement of Additional Information dated May 1, 2011 included in Post-Effective Amendment No. 39 to the registration statement on Form N-4 (File Nos. 333-54464/811-03365) filed on April 20, 2011 pursuant to paragraph (b) of Rule 485.

                     METLIFE INVESTORS USA INSURANCE COMPANY
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                   SUPPLEMENT DATED [TO BE FILED BY AMENDMENT]
                      TO THE PROSPECTUSES DATED MAY 1, 2011

This supplement describes changes to certain optional living and death benefit riders that will be effective for Series VA, Series VA-4, Series L-4 Year, Series C, and Series S variable annuity contracts issued by MetLife Investors USA Insurance Company ("we," "us," or "our"). If approved in your state, these changes are effective for contracts issued based on applications and necessary information that we receive in good order at our MetLife Annuity Service Center on and after [to be filed by amendment].

This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

I.   GMIB MAX II AND GMIB PLUS IV

Contracts issued based on applications and necessary information that we receive, in good order, at our MetLife Annuity Service Center on and after [to be filed by amendment] may elect the optional GMIB Max II rider or Guaranteed Minimum Income Benefit Plus IV (GMIB Plus IV) rider. The GMIB Max II rider is identical to the GMIB Max rider described in the May 1, 2011 prospectus, and the GMIB Plus IV rider is identical to the GMIB Plus III rider described in the May 1, 2011 prospectus, with the following exceptions.

     A.   ELECTING GMIB MAX II OR GMIB PLUS IV

In the "Electing GMIB Max or GMIB Plus III" section of the prospectus, change all references to "GMIB Max" to "GMIB Max II" and change all references to "GMIB Plus III" to "GMIB Plus IV." The annual increase rate under GMIB Max II is [to be filed by amendment] and the annual increase rate under GMIB Plus IV is [to be filed by amendment]. The annual withdrawal amount percentage is [to be filed by amendment] under GMIB Max II and [to be filed by amendment] under GMIB Plus IV. At the end of the "Effect of Required Minimum Distributions" paragraph, change "higher than 5% under the GMIB Plus III or higher than 6% under the GMIB Max" to "higher than [to be filed by amendment] under the GMIB Plus IV or higher than [to be filed by amendment] under the GMIB Max II."

     B.   ANNUAL INCREASE RATE

In the "Annual Increase Rate" section of the prospectus, change both references to "6% for GMIB Max or 5% for GMIB Plus III" to "[to be filed by amendment] for GMIB Max II or [to be filed by amendment] for GMIB Plus IV." In addition, change both references to "up to a maximum of 6% of the Annual Increase Amount at the beginning of the contract year for GMIB Max, or 5% of the Annual Increase Amount at the beginning of the contract year for GMIB Plus III" to "up to a maximum of [to be filed by amendment] of the Annual Increase Amount at the beginning of the contract year for GMIB Max II, or [to be filed by amendment] of the Annual Increase Amount at the beginning of the contract year for GMIB Plus IV."

     C.   OPTIONAL STEP-UP

In the "Optional Step-Up" section of the prospectus, change the reference to "6% for GMIB Max or 5% for GMIB Plus III" to "[to be filed by amendment] for GMIB Max II or [to be filed by amendment] for GMIB Plus IV."

     D.   ENHANCED PAYOUT RATES

In the "Enhanced Payout Rates" section of the prospectus, add the following:

     The GMIB Plus IV payout rates are enhanced under the following circumstances. (The following does not apply to any other GMIB rider.) If:

          . you begin withdrawals on or after your [to be filed by amendment] birthday;

          . your account value is fully withdrawn or decreases to zero at or after your [to be filed by amendment] birthday and there is an income base remaining; and

          . the annuity option you select is the single life annuity with 5 years of annuity payments guaranteed;


     then the annual annuity payments under the GMIB Plus IV rider will equal or exceed [to be filed by amendment] of the income base (calculated on the date the payments are determined).


     The GMIB Max II payout rates are enhanced under the following circumstances. If:

          . you begin withdrawals on or after your [to be filed by amendment] birthday;

          . your account value is fully withdrawn or decreases to zero at or after your [to be filed by amendment] birthday and there is an income base remaining; and

          . the annuity option you select is the single life annuity with 5 years of annuity payments guaranteed;

     then the annual annuity payments under the GMIB Max II rider will equal or exceed [to be filed by amendment] of the income base (calculated on the date the payments are determined).

     Alternatively, if

          . you begin withdrawals on or after your [to be filed by amendment] birthday;

          . your account value is fully withdrawn or decreases to zero at or after your [to be filed by amendment] birthday and there is an income base remaining; and

          . the annuity option you select is the single life annuity with 5 years of annuity payments guaranteed;

     then the annual annuity payments under the GMIB Max II rider will equal or exceed [to be filed by amendment] of the income base (calculated on the date the payments are determined).

     E. USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GMIB MAX II OR GMIB PLUS IV

In the "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program with GMIB Max or GMIB Plus III" section of the prospectus, change all references to "GMIB Max" to "GMIB Max II" and change all references to "GMIB Plus III" to "GMIB Plus IV." Also, change the references to exceeding 6% of the Annual Increase Amount for GMIB Max to exceeding [to be filed by amendment] of the Annual Increase Amount for GMIB Max II, and change the references to exceeding 5% of the Annual Increase Amount for GMIB Plus III to exceeding [to be filed by amendment] of the Annual Increase Amount for GMIB Plus
IV. Change the reference to "enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 5% of the Annual Increase Amount" to "enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling [to be filed by amendment] of the Annual Increase Amount."

     F.   GUARANTEED MINIMUM INCOME BENEFIT (GMIB) EXAMPLES

Appendix D of the Series VA and Series L-4 Year prospectuses and Appendix C of the Series VA-4, Series C, and Series S prospectuses include examples intended to illustrate the operation of the GMIB riders. Please be aware, however, the examples may be calculated using different annual increase rates than the rates applicable to the GMIB riders described in this supplement. Consult your representative for additional information.

II.  EDB MAX II AND EDB III

Contracts issued based on applications and necessary information that we receive, in good order, at our MetLife Annuity Service Center on and after [to be filed by amendment] may elect the optional EDB Max II rider or Enhanced Death Benefit III (EDB III) rider. The EDB Max II rider is identical to the EDB Max rider described in the May 1, 2011 prospectus, and the EDB III rider is identical to the EDB II rider described in the May 1, 2011 prospectus, with the following exceptions.

     A.   EDB RIDERS MUST BE ELECTED WITH CORRESPONDING GMIB RIDERS

The EDB Max II rider may only be elected if you have elected the GMIB Max II rider. The EDB III rider may only be elected if you have elected the GMIB Plus IV rider.

You should understand that by electing both a GMIB rider and an EDB rider, you will be paying for and receiving both an income benefit and a death benefit and the cost of the combined riders will be higher than the cost of either a GMIB rider or other available death benefit riders individually. Please note that other standard or optional death benefit riders are available under this contract that are not required to be purchased in combination with a GMIB rider.

You should also understand that once GMIB annuity payments begin under a GMIB rider, the EDB rider will be terminated.

     B.   ELECTING EDB MAX II OR EDB III

In the "Electing EDB Max or EDB II" section of the prospectus, change all references to "EDB Max" to "EDB Max II" and change all references to "EDB II" to "EDB III." The annual increase rate under EDB Max II is [to be filed by amendment] and the annual increase rate under EDB III is [to be filed by amendment]. The annual withdrawal amount percentage is [to be filed by amendment] under EDB Max II and [to be filed by amendment] under EDB III. At the end of the "Effect of Required Minimum Distributions" paragraph, change "higher than 5% under the EDB II or higher than 6% under the EDB Max" to "higher than [to be filed by amendment] under the EDB III or higher than [to be filed by amendment] under the EDB Max II."

     C.   DESCRIPTION OF EDB MAX II AND EDB III

In the "Description of EDB Max and EDB II" section of the prospectus, change all references to "EDB Max" to "EDB Max II" and change all references to "EDB II" to "EDB III." In addition, change the reference to "accumulated at 6% per year under EDB Max or 5% per year under EDB II" to "accumulated at [to be filed by amendment] per year under EDB Max II or [to be filed by amendment] per year under EDB III."

     D.   ANNUAL INCREASE RATE

In the "Annual Increase Rate" section of the prospectus, change both references to "6% for EDB Max or 5% for EDB II" to "[to be filed by amendment] for EDB Max II or [to be filed by amendment] for EDB III." In addition, change both references to "up to a maximum of 6% of the Annual Increase Amount at the beginning of the contract year for EDB Max, or 5% of the Annual Increase Amount at the beginning of the contract year for EDB II" to "up to a maximum of [to be filed by amendment] of the Annual Increase Amount at the beginning of the contract year for EDB Max II, or [to be filed by amendment] of the Annual Increase Amount at the beginning of the contract year for EDB III."

     E. USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH EDB MAX II OR EDB III

In the "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program with EDB Max or EDB II" section of the prospectus, change all references to "EDB Max" to "EDB Max II" and change all references to "EDB II" to "EDB III." Also, change the references to exceeding 6% of the Annual Increase Amount for EDB Max to exceeding [to be filed by amendment] of the Annual Increase Amount for EDB Max II, and change the references to exceeding 5% of the Annual Increase Amount for EDB II to exceeding [to be filed by amendment] of the Annual Increase Amount for EDB III. Change the reference to "enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 5% of the Annual Increase Amount" to "enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling [to be filed by amendment] of the Annual Increase Amount."

     F.   ENHANCED DEATH BENEFIT (EDB) EXAMPLES

Appendix F of the Series VA and Series L-4 Year prospectuses and Appendix E of the Series VA-4, Series C, and Series S prospectuses include examples intended to illustrate the operation of the EDB riders. Please be aware, however, the examples may be calculated using different annual increase rates than the rates applicable to the EDB riders described in this supplement. Consult your representative for additional information.

III. EDB MAX AND EDB II MUST BE ELECTED WITH CORRESPONDING GMIB RIDERS

In states where EDB Max and EDB II are available for purchase, the following restrictions apply to contracts issued based on applications and necessary information that we receive, in good order, at our MetLife Annuity Service Center on and after [to be filed by amendment]:

     . The EDB Max rider may only be elected if you have elected the GMIB Max rider.

     . The EDB II rider may only be elected if you have elected the GMIB Plus III rider.

You should understand that by electing both a GMIB rider and an EDB rider, you will be paying for and receiving both an income benefit and a death benefit and the cost of the combined riders will be higher than the cost of either a GMIB rider or other available death benefit riders individually. Please note that other standard or optional death benefit riders are available under this contract that are not required to be purchased in combination with a GMIB rider.

You should also understand that once GMIB annuity payments begin under a GMIB rider, the EDB rider will be terminated.

IV.  LIFETIME WITHDRAWAL GUARANTEE II

The Lifetime Withdrawal Guarantee II rider will no longer be available for purchase, effective for applications and necessary paperwork received on or after [to be filed by amendment].

V. LIFETIME WITHDRAWAL GUARANTEE I (SERIES VA, SERIES L-4 YEAR, SERIES C, AND SERIES S)

The Lifetime Withdrawal Guarantee I rider will no longer be available for purchase under the Series VA, Series L-4 Year, Series C, and Series S contracts, effective for applications and necessary paperwork received on or after [to be filed by amendment].

VI. ENHANCED GUARANTEED WITHDRAWAL BENEFIT (SERIES VA, SERIES VA-4, SERIES L-4 YEAR, AND SERIES C)

The Enhanced Guaranteed Withdrawal Benefit rider will no longer be available for purchase under the Series VA, Series VA-4, Series L-4 Year, and Series C contracts, effective for applications and necessary paperwork received on or after [to be filed by amendment].

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

Distributor: MetLife Investors Distribution Company      Telephone: 800-343-8496
5 Park Plaza, Suite 1900, Irvine, CA 92614

                                    PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


a.   Financial Statements
     -----------------------------------------------------------------------------------------

The following financial statements comprising each of the Sub-Accounts of the Separate Account are included in Part B hereof:

1.   Report of Independent Registered Public Accounting Firm.

2.   Statements of Assets and Liabilities as of December 31, 2010.

3.   Statements of Operations for the year ended December 31, 2010.

4.   Statements of Changes in Net Assets for the years ended December 31, 2010 and 2009.

5.   Notes to the Financial Statements.

The following financial statements of the Company are included in Part B hereof:

1.   Report of Independent Registered Public Accounting Firm.

2.   Balance Sheets as of December 31, 2010 and 2009.

3.   Statements of Operations for the years ended December 31, 2010, 2009 and 2008.

4.   Statements of Stockholder's Equity for the years ended December 31, 2010, 2009 and 2008.

5.   Statements of Cash Flows for the years ended December 31, 2010, 2009 and 2008.

6.   Notes to the Financial Statements.



b.            Exhibits
              --------------------------------------------------------------------------------------------------------

1.            Certification of Restated Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account (adopted May 18, 2004)(6)

2.            Not Applicable.

3.   (i)      Principal Underwriter's and Selling Agreement (effective January 1, 2001)(6)

     (ii)     Amendment to Principal Underwriter's and Selling Agreement (effective January 1, 2002)(6)

     (iii)    Form of Retail Sales Agreement (MLIDC 7-1-05 (LTC)) (12)

     (iv)     Agreement and Plan of merger (12-01-04) (MLIDC into GAD)(13)

     (v)      Form of Enterprise Selling Agreement 02-10 (MetLife Investors Distribution Company Sales
              Agreement)(22)

4.   (i)      Individual Flexible Purchase Payment Deferred Variable Annuity Contract(1)

     (ii)     Enhanced Dollar Cost Averaging Rider(1)

     (iii)    Three Month Market Entry Rider(1)

     (iv)     Death Benefit Rider - Principal Protection(1)

     (v)      Death Benefit Rider - Compounded-Plus(1)

     (vi)     Death Benefit Rider - (Annual Step-Up)(1)

     (vii)    Guaranteed Minimum Income Benefit Rider - (Living Benefit)(1)

     (viii)   Additional Death Benefit Rider - (Earnings Preservation Benefit)(1)

     (ix)     Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider(1)

     (x)      Terminal Illness Rider(1)

     (xi)     Individual Retirement Annuity Endorsement(1)

     (xii)    Roth Individual Retirement Annuity Endorsement(1)

     (xiii)   401 Plan Endorsement(1)

     (xiv)    Tax Sheltered Annuity Endorsement(1)

     (xv)     Unisex Annuity Rates Rider(1)


     (xvi)       Endorsement (Name Change - effective March 1, 2001. MetLife Investors USA Insurance Company;
                 formerly Security First Life Insurance Company)(3)

     (xvii)      Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II 03/03)(5)

     (xviii)     Form of Guaranteed Withdrawal Benefit Rider - (GWB) MLIU-690-1 (7/04)(6)

     (xix)       Form of Contract Schedule [Series C, L, VA, or XC] 8028-2 (7/04)(6)

     (xx)        Individual Retirement Annuity Endorsement 8023.1 (9/02)(6)

     (xxi)       Roth Individual Retirement Annuity Endorsement 9024.1 (9/02)(6)

     (xxii)      401(a)/403(a) Plan Endorsement 8025.1 (9/02)(6)

     (xxiii)     Tax Sheltered Annuity Endorsement 8026.1 (9/02)(6)

     (xxiv)      Simple Individual Retirement Annuity Endorsement 8276 (9/02)(6)

     (xxv)       Form of Guaranteed Minimum Income Benefit Rider (GMIB Plus or GMIB III) 8018-2(05/05)(7)

     (xxvi)      Form of Enhanced Dollar Cost Averaging Rider 8013-1 (05/05)(7)

     (xxvii)     Form of Three Month Market Entry Rider 8104-1 (05/05)(7)

     (xxviii)    Form of Contract Schedule (GMIB Plus or GMIB III) 8028-3 (5/05)(8)

     (xxix)      Guaranteed Withdrawal Benefit Endorsement - (EGWB) MLIU-GWB (11/05)-E(9)

     (xxx)       Guaranteed Withdrawal Benefit Rider - (GWB) MLIU-690-2 (11/05)(9)

     (xxxi)      Form of Contract Schedule (GMAB) 8028-4 (11/05)(10)

     (xxxii)     Form of Guaranteed Minimum Accumulation Benefit Rider (GMAB) MLIU-670-1 (11/05)(9)

     (xxxiii)    Designated Beneficiary Non-Qualified Annuity Endorsement MLIU-NQ-1 (11/05)-I(10)

     (xxxiv)     Lifetime Guaranteed Withdrawal Benefit Rider MLIU-690-3 (LGWB I) ((6/06)(12)

     (xxxv)      Form of Contract Schedule 8028-5 (6/06) (LWGB I)(12)

     (xxxvii)    Guaranteed Minimum Death Benefit (GMDB) Rider MLIU-640-1 (4/08)(16)

     (xxxviii)   Form of Contract Schedule Guaranteed Minimum Death Benefit (GMDB) Rider MLIU-EDB (4/08)(16)

     (xxxix)     Guaranteed Minimum Income Benefit Rider Living Benefit MLIU-560-4 (4/08)(GMIB Plus II)(16)

     (xl)        Form of Contract Schedule Guaranteed Minimum Income Benefit (GMIB) Rider MLIU-EGMIB (4/08)
                 (GMIB Plus II)(21)

     (xli)       Lifetime Guaranteed Withdrawal Benefit Rider MLIU-690-4 (4/08)(LWG II)(16)

     (xlii)      Form of Contract Schedule Lifetime Guaranteed Withdrawal Benefit MLIU-EGWB (4/08) (LWG II)(18)

     (xliii)     Form of Spousal Continuation Endorsement MLIU-GMIB (2/10)-E(22)

     (xliv)      Form of Qualified Distribution Program Endorsement MLIU-RMD (7/10)-E (GMIB Plus III/EDB II)(23)

     (xlv)       Form of Tax-Sheltered Annuity Endorsement MLIU-398-3 (12/08)(24)

     (xlvi)      Form of Contract Schedule 8028-6 (9/10) (TV GMIB/EDB Max)(24)

5.   (i)         Form of Variable Annuity Application(2)

     (ii)        Form of Variable Annuity Application 8029 (7/04) APPVA-504USAVA(6)

     (iii)       Form of Variable Annuity Application 8029 (1/05) APPAVA105USAVA(7)

     (iv)        Form of Variable Annuity Application 8029 (4/05) APPVA1105USAVA (9)

     (v)         Form of Variable Annuity Application 8029 (1/06) APPVAUSAVA 606(12)

     (vi)        Form of Variable Annuity Application 8029 (10/07) APPUSAVA April 2008(17)


     (vii)       Form of Variable Annuity Application 8600 (8/08) APPUSAVA May 2011(25)

6.   (i)         Copy of Restated Articles of Incorporation of the Company(6)

     (ii)        Copy of the Bylaws of the Company(6)

     (iii)       Certificate of Amendment of Certificate of Incorporation filed 10/01/79 and signed 9/27/79(6)


          (iv)     Certificate of Change of Location of Registered Office and/or Registered Agent filed 2/26/80 and effective 2/8/80(6)

          (v)      Certificate of Amendment of Certification of Incorporation signed 4/26/83 and certified 2/12/85(6)

          (vi)     Certificate of Amendment of Certificate of Incorporation filed 10/22/84 and signed 10/19/84(6)

          (vii)    Certificate of Amendment of Certificate of Incorporation certified 8/31/94 and adopted 6/13/94(6)

          (viii)   Certificate of Amendment of Certificate of Incorporation of Security First Life Insurance Company
                   (name change to MetLife Investors USA Insurance Company) filed 1/8/01 and signed 12/18/00(6)

7.        (i)      Reinsurance Agreement between MetLife Investors USA Insurance Company and Metropolitan Life
                   Insurance Company(4)

          (ii)     Automatic Reinsurance Agreement between MetLife Investors USA Insurance Company and Exeter
                   Reassurance Company, Ltd.(4)

          (iii)    Reinsurance Agreement and Administrative Services Agreement between MetLife Investors USA
                   Insurance Company and Metropolitan Life Insurance Company (effective 01-01-06)(17)

8.        (i)      Form of Participation Agreement Among Metropolitan Series Fund, Inc., Metropolitan Life Insurance
                   Company and Security First Life Insurance Company(3)

          (ii)     Participation Agreement Among Met Investors Series Trust, Met Investors Advisory Corp., MetLife
                   Investors Distribution Company and MetLife Investors USA Insurance Company (effective 2-12-01)(6)

          (iii)    Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, Metropolitan
                   Life Insurance Company and MetLife Investors USA Insurance Company (effective 07-01-04)(11)

          (iv)     Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, MetLife
                   Securities, Inc. and MetLife Investors USA Insurance Company (effective 04-30-07)(13)

          (v)      Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
                   Investors Distribution Company and MetLife Investors USA Insurance Company (effective
                   08-31-07)(15)

          (vi)     First Amendment to Participation Agreement (effective 02-12-01) Among Met Investors Series Trust,
                   Met Investors Advisory Corp., MetLife Investors Distribution Company and MetLife Investors USA
                   Insurance Company (effective 02-01-08); and Second Amendment to the Participation Agreement
                   (effective 02-12-01) Among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors
                   Distribution Company and MetLife Investors USA Insurance Company (effective 05-01-09)(19)

9.                 Opinion of Counsel(14)


10.                Consent of Independent Registered Public Accounting Firm (to be filed by amendment)


11.                Not Applicable.

12.                Not Applicable.


13.                Powers of Attorney for Michael K. Farrell, Jay S. Kaduson, Susan A. Buffum, Elizabeth M. Forget,
                   James J. Reilly, Paul A. Sylvester, Bennett D. Kleinberg, George Foulke, Kevin J. Paulson, Robert E.
                   Sollmann, Jr. and Jeffrey A. Tupper(25)

 (1)               incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.

 (2)               incorporated herein by reference to Registrant's Pre-Effective Amendment No. 2 to Form N-4 (File Nos.
                   333-54464 and 811-03365) filed electronically on March 21, 2001.

 (3)               incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File
                   Nos. 333-54464 and 811-03365) filed electronically on April 13, 2001.

 (4)               incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
                   Nos. 333-54464 and 811-03365) filed electronically on April 30, 2003.

 (5)               incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 (File
                   Nos. 333-54464 and 811-03365) filed electronically on April 27, 2004.

 (6)               incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File
                   Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.

 (7)               incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File
                   Nos. 333-54464 and 811-03365) filed electronically on January 18, 2005.


    (8)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File
          Nos. 333-54464 and 811-03365) filed electronically on April 26, 2005.

    (9)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File
          Nos. 333-54464 and 811-03365) filed electronically on July 13, 2005.

   (10)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File
          Nos. 333-54464 and 811-03365) filed electronically on September 9, 2005.

   (11)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (File
          Nos. 333-54464 and 811-03365) filed electronically on October 7, 2005.

   (12)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 19 to Form N-4 (File
          Nos. 333-54464 and 811-03365) filed electronically on April 24, 2006.

   (13)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File
          Nos. 333-54466 and 811-03365) filed electronically on April 16, 2007.

   (14)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 to Form N-4 (File
          Nos. 333-54464 and 811-03365) filed electronically on April 16, 2007.

   (15)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 to Form N-4 (File
          Nos. 333-54464 and 811-03365) filed electronically on October 31, 2007.

   (16)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File
          Nos. 333-54464 and 811-03365) filed electronically on December 21, 2007.

   (17)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 31 to Form N-4 (File
          Nos. 333-54464 and 811-03365) filed electronically on April 15, 2008.

   (18)   incorporate herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File
          Nos.333-152385 and 811-03365) filed electronically on October 28, 2008.

   (19)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 33 to Form N-4 (File
          Nos. 333-54466 and 811-03365) filed electronically on April 22, 2009.

   (20)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 35 to Form N-4 (File
          Nos. 333-54464 and 811-03365) filed electronically on April 22, 2009.

   (21)   incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos.
          333-156648 and 811-03365) filed electronically on January 9, 2009.

   (22)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 35 to Form N-4 (File
          Nos. 333-54466 and 811-03365) filed electronically on April 22, 2010.

   (23)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File
          Nos. 333-152385 and 811-03365) filed electronically on June 11, 2010.

   (24)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (Files
          Nos. 333-156648 and 811-03365) filed electronically on March 22, 2011.


   (25)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 39 to Form N-4 (File
          Nos. 333-54464 and 811-03365) filed electronically on April 20, 2011.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:


Name and Principal Business Address   Positions and Offices with Depositor

  Michael K. Farrell                  Chairman of the Board, President, Chief Executive Officer
  10 Park Avenue
  Morristown, NJ 07962

  Susan A. Buffum                     Director
  10 Park Avenue
  Morristown, NJ 07962

  James J. Reilly                     Vice President-Finance (principal financial officer and
  501 Boylston Street                 principal accounting officer)
  Boston, MA 02116

  Jay S. Kaduson                      Director and Vice President
  10 Park Avenue
  Morristown, NY 07962


Name and Principal Business Address   Positions and Offices with Depositor

  Bennett D. Kleinberg                Director and Vice President
  1300 Hall Boulevard
  Bloomfield, CT 06002-2910

  Elizabeth M. Forget                 Director and Executive Vice President
  1095 Avenue of the Americas
  New York, NY 10036

  George Foulke                       Director
  334 Madison Avenue
  Covenant Station, NJ 07961

  Robert E. Sollmann, Jr.             Director and Executive Vice President
  1095 Avenue of the Americas
  New York, NY 10036

  Paul A. Sylvester                   Director
  10 Park Avenue
  Morristown, NJ 07962

  Kevin J. Paulson                    Director and Senior Vice President
  4700 Westown Parkway
  Suite 200
  West Des Moines, IA 50266

  Jeffrey A. Tupper                   Director and Assistant Vice President
  5 Park Plaza
  Suite 1900
  Irvine, CA 92614

  Isaac Torres                        Secretary
  1095 Avenue of the Americas
  New York, NY 10036

  Debora L. Buffington                Vice President, Director of Compliance
  5 Park Plaza
  Suite 1900
  Irvine, CA 92614

  Thomas G. Hogan, Jr.                Vice President
  400 Atrium Drive
  Somerset, NJ 08837

  Enid M. Reichert                    Vice President, Appointed Actuary
  501 Route 22
  Bridgewater, NJ 08807

  Jonathan L. Rosenthal               Vice President, Chief Hedging Officer
  10 Park Avenue
  Morristown, NJ 07962

  Christopher A. Kremer               Vice President
  501 Boylston Street
  Boston, MA 02116

  Marian J. Zeldin                    Vice President
  300 Davidson Avenue
  Somerset, NJ 08873

  Karen A. Johnson                    Vice President
  501 Boylston Street
  Boston, MA 02116

  Roberto Baron                       Vice President
  1095 Avenue of the Americas
  New York, NY 10036

  Paul L. LeClair                     Vice President
  501 Boylston Street
  Boston, MA 02116

  Gregory E. Illson                   Vice President
  501 Boylston Street
  Boston, MA 02116


Name and Principal Business Address        Positions and Offices with Depositor

         George Luecke                     Vice President, Annuity Finance
         1095 Avenue of the Americas
         New York, NY 10036

         Lisa S. Kuklinski                 Vice President
         1095 Avenue of the Americas
         New York, NY 10036

         Jeffrey P. Halperin               Vice President
         1095 Avenue of the Americas
         New York, NY 10036

         Steven J. Goulart                 Treasurer
         10 Park Avenues
         Morristown, NJ 07962

         Mark S. Reilly                    Vice President
         1300 Hall Boulevard
         Bloomfield, CT 06002-2910

         Gene L. Lunman                    Vice President
         1300 Hall Boulevard
         Bloomfield, CT 06002-2910

         Robert L. Staffier                Vice President
         501 Boylston Street
         Boston, MA 02116

         Scott E. Andrews                  Vice President
         4700 Westown Pkwy., Suite 200
         West Des Moines, IA 50266

         Tia M. Trytten                    Vice President
         4700 Westown Pkwy., Suite 200
         West Des Moines, IA 50266

         Rashid Ismail                     Vice President
         5 Park Plaza, Suite 1900
         Irvine, CA 92614

         Manish P. Bhatt                   Vice President
         501 Route 22
         Bridgewater, NJ 08807

         Sebastian J. Janssen              Vice President
         501 Route 22
         Bridgewater, NJ 08807

         Michael F. Rogalski               Vice President
         485-B US Highway 1 South
         Iselin, NJ 08830

         William J. Raczko                 Vice President
         501 Route 22
         Bridgewater, NJ 08807

         William D. Cammarata              Vice President
         18210 Crane Nest Drive
         Tampa, FL 33647

         Henry W. Blayblock                Vice President
         1095 Avenue of the Americas
         New York, NY 10036

         Cynthia Mallett                   Vice President
         One Financial Center, 20th Floor
         Boston, MA 02111

         Sabrina K. Model                  Vice Presdient
         501 Route 22
         Bridgewater, MJ 08807


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


    The Registrant is a separate account of MetLife Investors USA Insurance Company under Delaware insurance law. MetLife Investors USA Insurance Company is a wholly-owned direct subsidiary of MetLife Insurance Company of Connecticut which in turn is a direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                                AS OF MARCH 31, 2011

The following is a list of subsidiaries of MetLife, Inc. updated as of March 31, 2011. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

      1. Federal Flood Certification Corp. (TX)

      2. MetLife Affiliated Insurance Agency LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Chile Inversiones Limitada (Chile)- 87.98% is owned by MetLife, Inc., 12.01% is owned by Inversiones MetLife Holdco Dos Limitada and 0.01% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

G.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

H.    MetLife Securities, Inc. (DE)

I.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (TX)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

J.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

K.    MetLife Investors Insurance Company (MO)

L.    First MetLife Investors Insurance Company (NY)

M.    Walnut Street Securities, Inc. (MO)

N.    Newbury Insurance Company, Limited (Bermuda)

O.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

P.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 96.7372% is owned by MetLife International Holdings, Inc. and 3.2628% is owned by Natiloportem Holdings, Inc.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc., 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

      9.    MetLife Insurance Limited (United Kingdom)

      10.   MetLife Limited (United Kingdom)

      11. MetLife Insurance S.A./NV (Belgium) - 99.99999% of MetLife Insurance S.A./NV is owned by MetLife International Holdings, Inc. and 0.00001% by Natiloportem Holdings, Inc.

      12.   MetLife Services Limited (United Kingdom)

      13.   MetLife Europe R Limited (Ireland)

      14. MetLife Seguros de Retiro S.A. (Argentina) - 96.8488% is owned by MetLife International Holdings, Inc. and 3.1512% is owned by Natiloportem Holdings, Inc.

      15. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      16. Compania Previsional MetLife S.A. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.


            a) Met AFJP S.A. (Argentina) - 75.41% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife S.A., 19.59% is owned by MetLife Seguros de Vida S.A., 3.97% is held by Natiloportem Holdings, Inc. and 1.03% is held by MetLife Seguros de Retiro S.A.


      17.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., LTD. (Japan)

            c)    MetLife Limited (Hong Kong)

      18.   MetLife NC Limited (Ireland)

      19.   MetLife Europe Services Limited (Ireland)

      20.   MetLife International Limited, LLC (DE)

      21. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and .001% is owned by Natiloportem Holdings, Inc.

      22.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        a)    MetLife General Insurance Limited (Australia)

                        b)    MetLife Insurance Limited (Australia)

                              1) MetLife Services (Singapore) PTE Limited (Singapore)

                              2)    The Direct Call Centre PTY Limited
                                    (Australia)

                              3)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE) - 99.7% is owned by MetLife Global Holdings Corporation, S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        c) MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metropolitan Global Management, LLC and 1.29459% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bb)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    cc)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    dd)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ee)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ff)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de C.V.
                                    (Mexico) - 99% is owned by MetLife Mexico
                                    S.A. and 1% is owned by MetLife Mexico
                                    Cares, S.A. de C.V.

                        d) MetLife Insurance Company of Korea Limited (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC

      23. Inversiones Metlife Holdco Dos Limitada (Chile)- 99% is owned by Metlife International Holdings, Inc. and 1% is owned by Natiloportem Holdings, Inc.

      24.   MetLife Asia Pacific Limited (Hong Kong)

Q.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        a) One Madison Investments (Cayco) Limited (Cayman Islands)- 99.99999% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company and 0.00001% by St. James Fleet Investments Two Limited.

      3. CRB Co., Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      4.    MLIC Asset Holdings II LLC (DE)

      5.    Thorngate, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   MetCanada Investments Ltd. (Canada)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      22.   GenAmerica Financial, LLC (DE)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland - Pacific Palisades, LLC (CA)

      27. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      28.   Krisman, Inc. (MO)

      29.   Special Multi-Asset Receivables Trust (DE)

      30.   White Oak Royalty Company (OK)

      31.   500 Grant Street GP LLC (DE)

      32. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      33.   MetLife Canada/MetVie Canada (Canada)

      34.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 i)   MetLife Associates LLC (DE)

      35.   Euro CL Investments LLC (DE)

      36.   MEX DF Properties, LLC (DE)

      37. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      38.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      39.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      40.   MLIC Asset Holdings, LLC (DE)

      41.   85 Broad Street Mezzanine LLC (DE)

            a)   85 Broad Street LLC (DE)

      42.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      43. CML Columbia Park Fund I, LLC (DE)- 10% of membership interest is held by MetLife Insurance Company of Connecticut and 90% membership interest is held by Metropolitan Life Insurance Company.

      44. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

R.    MetLife Capital Trust IV (DE)

S. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      4.    Metropolitan Connecticut Properties Ventures, LLC (DE)

            a)    ML/VCC UT West Jordan, LLC (DE)

      5.    MetLife Canadian Property Ventures LLC (NY)

      6.    Euro TI Investments LLC (DE)

      7.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      8. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      9.    Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      10.   TIC European Real Estate LP, LLC (DE)

      11.   MetLife European Holdings, LLC (DE)

            a) MetLife Europe Limited (Ireland)

               i) MetLife Pension Trustees Limited (United Kingdom)

            b) MetLife Assurance Limited (United Kingdom)

      12.   Travelers International Investments Ltd. (Cayman Islands)

      13.   Euro TL Investments LLC (DE)

      14.   Corrigan TLP LLC (DE)

      15.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  i)    Panther Valley, Inc. (NJ)

      16. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      17.   MetLife Investors USA Insurance Company (DE)

            a)    MetLife Renewables Holding, LLC (DE)

                  i)    Greater Sandhill I, LLC (DE)

      18.   TLA Holdings II LLC (DE)

      19.   TLA Holdings III LLC (DE)

      20. MetLife Greenstone Southeast Ventures, LLC (DE) - 95% of MetLife Greenstone Southeast Ventures, LLC is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC

            a)    MLGP Lakeside, LLC (DE)

T.    MetLife Reinsurance Company of South Carolina (SC)

U.    MetLife Investment Advisors Company, LLC (DE)

V.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

W.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           i)    MetLife Services East Private Limited (India)


           ii) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


X.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

Y.    MetLife Capital Trust X (DE)

Z.    Cova Life Management Company (DE)

AA.   MetLife Reinsurance Company of Charleston (SC)

AB.   MetLife Reinsurance Company of Vermont (VT)

AC.   Delaware American Life Insurance Company (US)

      1.    GBN, LLC (US)

AD.   American Life Insurance Company (ALICO) (US)

      1.    ALICO Nagasaki Operation Yugen Kaisha (Japan)

      2.    Communication One Kabushiki Kaisha (Japan)

      3.    Financial Learning Kabushiki Kaisha (Japan)

      4. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      5.    A.I.G. Limited (Nigeria)

      6.    ALICO Limited (Nigeria)

      7.    American Life Limited (Nigeria)

      8. American Life Insurance Company (Pakistan) Ltd. (Pakistan) - 66.47% of American Life Insurance Company (Pakistan) Ltd. Is owned by ALICO and the remaining interests are owned by third parties.

      9.    American Life Hayat Sigorta A.S. (Turkey)

      10.   ALICO (Bulgaria) Zhivotozastrahovatelno Druzestvo EAD (Bulgaria)

      11.   Amcico Pojistovna A.S. (Czech Republic)

      12.   MetLife S.A. (France)

            a) ALICO Direct (France) - 50% of ALICO Direct is owned by MetLife S.A. and the remaining interests by AIG Europe, S.A.

            b)    ALICO Solutions S.A.S. (France)

      13. ALICO Mutual Fund Management Company (Greece) - 90% of ALICO Mutual Fund Management Company is owned by ALICO and the remaining interests are owned by third parties.

      14. Hestis S.A. (France) - 66.06% of Hestis S.A. is owned by ALICO and the remaining interests are owned by third parties.

      15. AHICO First American Hungarian Insurance Company (Elso Amerikai-Magyar Biztosito) Zrt (Hungary)

            a)    First Hungarian-American Insurance Agency Limited (Hungary)

      16.   ALICO Life International Limited (Ireland)

      17.   ALICO Isle of Man Limited (Isle of Man)

      18.   ALICO Italia S.p.A. (Italy)

            a) Agenvita S.r.L. (Italy) - 95% of Agenvita S.r.L. is owned by ALICO Italia S.p.A., the remaining 5% is owned by ALICO.

      19. AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. (Poland)

            a)    Amplico Services Sp z.o.o. (Poland)

            b)    AMPLICO Towartzystwo Funduszky Inwestycyjnych, S.A. (Poland)

            c) AMPLICO Powszechne Towartzystwo Emerytalne S.A. (Poland) - 50% of AMPLICO Powszechne Towarzystwo Emerytalne S.A. is owned by AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. and the remaining 50% is owned by ALICO.

      20. AIG Polska Towartzystwo Ubezpieczen S.A. (AIG PTU) (Poland) - 0.748% of AIG PTU is owned by ALICO and the remaining interests are owned by third parties.

      21.   ALICO Asigurari Romania S.A. (Romania)

            a) ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. (Romania) - 99.9748% of ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A.is owned by ALICO Asigurari Romania S.A. and .0252% is owned by AMPLICO Services Sp z.o.o.

      22.   International Investment Holding Company Limited (Russia)

      23.   ALICO European Holdings Limited (Ireland)

            a)    ZAO Master D (Russia)

                  i) ZAO ALICO Insurance Company (Russia) - 51% of ZAO ALICO Insurance Company is owned by ZAO Master D and 49% is owned by ALICO.

      24.   MetLife Akcionarska Drustvoza za Zivotno Osiguranje (Serbia)

      25.   AMSLICO poist'ovna ALICO a.s. (Slovakia)

            a)    ALICO Services Central Europe s.r.o. (Slovakia)

            b)    ALICO Funds Central Europe sprav.spol., a.s. (Slovakia)

      26. ALICO AIG Europe A.I.E. (Spain) - 50% of Alico AIG Europe A.I.E. is owned by ALICO and the remaining interests are owned by a third party.

      27.   ALICO Gestora de Fondos y Planos de Pensiones S.A. (Spain)

      28.   ALICO Management Services Limited (United Kingdom)

      29.   ZEUS Aministration Services Limited (United Kingdom)

      30.   ALICO Trustees (UK) Ltd. (United Kingdom) - 50% of ALICO Trustees
            (UK) Ltd. is owned by ALICO and the remaining interests are owned by International Technical and Advisory Services Limited.

      31.   PJSC ALICO Ukraine (Ukraine)

      32.   Borderland Investments Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      33.   International Technical and Advisory Services Limited (USA-Delaware)

      34.   International Services Incorporated (USA-Delaware)

      35.   ALICO Operations Inc. (USA-Delaware)

            a)    ALICO Asset Management Corp. (Japan)

      36. ALICO Compania de Seguros de Retiro, S.A. (Argentina) - 90% of ALICO Compania de Seguros de Retiro, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      37. ALICO Compania de Suguros, S.A. (Argentina) - 90% of ALICO Compania de Suguros, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      38. ALICO Colombia Seguros de Vida S.A. (Colombia) - 94.989811% of ALICO Colombia Seguros de Vida S.A. is owned by ALICO, 5.0100030% is owned by International Technical and Advisory Services Limited and the remaining interests are owned by third parties.

      39. Inversiones Interamericana S.A. (Chile) 99.99% of Inversiones Interamericana S.A. is owned by ALICO and .01% by International Technical & Advisory Services.

            a) Administradora de Fondos Para la Vivienda Intercajas S.A. (Chile) - 40% of Administradora De Fondos Para la Vivienda Intercajas S.A. is owned by Inversiones Interamericana S.A. and the remaining interests are owned by a third party.

            b)    La Interamericana Compania de Seguros de Vida S.A. (Chile)

            c) ALICO Costa Rica S.A. (Costa Rica) - 99.99% of ALICO Costa Rica S.A. is owned by Inversiones Interamericana S.A. and .01% by La Interamericana Compania de Seguros de Vida S.A.

            d) Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by Inversiones Interamericana S.A. and the remaining interests by a third party.

                  i) Legagroup S.A. (Chile) - 99% is owned by Legal Chile and 1% is owned by a third party.

      40.   ALICO Mexico Compania de Seguros, S.A. de C.V. (Mexico)

      41.   ALICO Services, Inc. (Panama)

      42.   American Life and General Insurance Company (Trinidad & Tobago) Ltd.
            - 80.92373% of American Life and General Insurance Company (Trinidad & Tobago) Ltd. is owned by ALICO and the remaining interests are owned by a third party.

            a)    ALGICO Properties, Ltd. (Trinidad & Tobago)

      43. Inversiones Inversegven C.A. (Venezuela) - 50% of Inversiones Inversegven C.A. is owned by ALICO and the remaining interests are owned by a third party.

            a) Seguros Venezuela C.A. (Venezuela) - 92.797% of Seguros Venzuela C.A. is owned by Inversiones Inversegven C.A. and the remaining interests are owned by others.

                   i)   Sindicato El Trigal C.A. (Venzuela)

                   ii) Servicios Segveca C.A. (Venezuela) - 50% of Servicios Segveca C.A. is owned by Seguros Venezuela C.A. and the remaining interests are owned by a third party.

      44.   ALICO Compania de Seguros de Vida, S.A. (Uruguay)

      45. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by a third party.

      46.   Global Properties, Inc. (USA-Delaware)

      47.   Alpha Properties, Inc. (USA-Delaware)

      48.   Beta Properties, Inc. (USA-Delaware)

      49.   Delta Properties Japan, Inc. (USA-Delaware)

      50.   Epsilon Properties Japan, Inc. (USA)

      51.   Iris Properties, Inc. (USA-Delaware)

      52.   Kappa Properties Japan, Inc. (USA-Delaware)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

ITEM 27. NUMBER OF CONTRACT OWNERS



    As of May 31, 2011, there were 331,801 owners of qualified contracts and 145,102 owners of non-qualified contracts offered by the Registrant (MetLife Investors USA Separate Account A).



ITEM 28. INDEMNIFICATION

    The Depositor's parent, MetLife, Inc. has secured a Financial Institutions
Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate
Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in Metlife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


    A director of the corporation shall not be personally liable to the corporation or its stockholders for monetary damages for breach of fiduciary duty as a director, except for liability (i) for any breach of the director's duty of loyalty to the corporation or its stockholders, (ii) for acts or omissions not in good faith or which would involve intentional misconduct or a knowing violation of law, (iii) under Section 174 of the Delaware General
Corporation Law, or (iv) for any transaction from which the director derived any improper personal benefit. The foregoing sentence notwithstanding, if the Delaware General Corporation Law hereafter is amended to authorized further limitations of the liability of a director of a corporation, then a director of the corporation, in addition to the circumstances in which a director is not personally liable as set forth in the preceding sentence, shall be held free from liability to the fullest extent permitted by the Delaware General
Corporation Law as so amended. Any repeal or modification of the foregoing provisions of this Article 7 by the stockholders of the corporation shall not adversely affect any right or protection of a director of the corporation existing at the time of such repeal or modification.


    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS


  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):




Met Investors Series Trust
MetLife Investors USA Variable Life Account A
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Life Account One
First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
MetLife of CT Separate Account QPN for Variable Annuities
MetLife of CT Fund UL for Variable Life Insurance
MetLife of CT Fund UL III for Variable Life Insurance
Metropolitan Life Variable Annuity Separate Account II
MetLife of CT Separate Account Eleven for Variable Annuities

Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Metropolitan Series Fund, Inc.
Metropolitan Tower Life Separate Account One
Metropolitan Tower Life Separate Account Two


  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   --------------------------------------------------------------------

Michael K. Farrell                      Director
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham                        Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta                      Director
1095 Avenue of the Americas
New York, NY 10036

Paul A. Sylvester                       President, National Sales Manager-Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget                     Executive Vice President
1095 Avenue of the Americas
New York, NY 10036

Paul A. LaPiana                         Executive Vice President, National Sales Manager-Life
5 Park Plaza, Suite 1900
Irvine, CA 92614

Andrew G. Aiello                        Senior Vice President, Channel Head-National Accounts
5 Park Plaza, Suite 1900
Irvine, CA 92614

Jeffrey A. Barker                       Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Curtis Wohlers                          Senior Vice President, National Sales Manager, Independent Planners
1300 Hall Boulevard                     and Insurance Advisors
Bloomfield, CT 06002

Jay S. Kaduson                          Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Isaac Torres                            Secretary
1095 Avenue of the Americas
New York, NY 10036

Steven J. Goulart                       Treasurer
10 Park Avenue
Morristown, NJ 07962

John G. Martinez                        Vice President, Chief Financial Officer
501 Route 22
Bridgewater, NJ 08807


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

David DeCarlo                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Rashid Ismail                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paul M. Kos                             Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Cathy A. Sturdivant                     Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paulina Vakouros                        Vice President
1095 Avenue of the Americas
New York, NY 10036

  (c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



                   (1)                           (2)              (3)            (4)           (5)
                                           Net Underwriting
                                            Discounts And     Compensation    Brokerage       Other
Name of Principal Underwriter                Commissions     On Redemption   Commissions   Compensation
----------------------------------------- ----------------- --------------- ------------- -------------

MetLife Investors Distribution Company     $619,759,806         $0             $0            $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


    (a) Registrant


    (b) MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


    (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
02110


    (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (e) MetLife Investors USA Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (f) MetLife, 18210 Crane Nest Drive, Tampa, FL 33647


    (g) MetLife, 501 Boylston Street, Boston, MA 02116


    (h) MetLife, 200 Park Avenue, New York, NY 10166


    (i) MetLife, 1125 17th Street, Denver, CO 80202


ITEM 31. MANAGEMENT SERVICES


    Not Applicable.


ITEM 32. UNDERTAKINGS


    a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.


    b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

    c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


                                REPRESENTATIONS

    MetLife Investors USA Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


    The Company hereby represents that it is relying upon the Securities and Exchange Commission No-Action Letter issued to the American Council of Life
Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:


    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section
403(b)(11) to the attention of the potential participants;


    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES


    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the city of Boston and Commonwealth of Massachusetts on this 20th day of June 2011.



   METLIFE INVESTORS USA SEPARATE ACCOUNT A
   (Registrant)
   By:   METLIFE INVESTORS USA INSURANCE COMPANY
   By:   /s/ Gregory E. Illson
         ----------------------------------------
         Gregory E. Illson
         Vice President

   METLIFE INVESTORS USA INSURANCE COMPANY
   (Depositor)
   By:   /s/ Gregory E. Illson
         ------------------------------
         Gregory E. Illson
         Vice President

    As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on June 20, 2011.


      /s/ Michael K. Farrell*            Chairman of the Board, President and Chief Executive
      --------------------------------   Officer
      Michael K. Farrell

      /s/ James J. Reilly*               Vice President-Finance (principal financial officer and
      --------------------------------   principal accounting officer)
      James J. Reilly

      /s/ Susan A. Buffum*               Director
      --------------------------------
      Susan A. Buffum

      /s/ George Fouke*                  Director
      --------------------------------
      George Fouke

      /s/ Elizabeth M. Forget*           Director and Executive Vice President
      --------------------------------
      Elizabeth M. Forget

      /s/ Jay S. Kaduson*                Director and Vice President
      --------------------------------
      Jay S. Kaduson

      /s/ Bennett D. Kleinberg*          Director and Vice President
      --------------------------------
      Bennett D. Kleinberg

      /s/ Kevin J. Paulson*              Director and Senior Vice President
      --------------------------------
      Kevin J. Paulson

      /s/ Robert E. Sollmann, Jr.*       Director and Executive Vice President
      --------------------------------
      Robert E. Sollmann, Jr.

      /s/ Paul A. Sylvester*             Director
      --------------------------------
      Paul A. Sylvester

      /s/ Jeffrey A. Tupper*             Director and Assistant Vice President
      --------------------------------
      Jeffrey A. Tupper



      *By:   /s/ Michele H. Abate
             --------------------------------
             Michele H. Abate, Attorney-In-Fact
             June 20, 2011

 *
  MetLife Investors USA Insurance Company. Executed by Michele H. Abate,
   Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 39 to the Registration Statement on Form N-4 (File Nos.
   333-54464/811-03365) filed as Exhibit 13 on April 20, 2011.